   As filed with the Securities and Exchange Commission on February 25, 2005.




                                                       Registration Nos. 2-74905
                                                                        811-3324

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D. C. 20549

                            ------------------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        | |



                        POST-EFFECTIVE AMENDMENT No. 25                    |X|



                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    | |



                               AMENDMENT No. 25                            |X|



                        (Check appropriate box or boxes)
                            ------------------------
                          THE GUARDIAN CASH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                   7 Hanover Square, New York, New York 10004

                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (212) 598-8359

                            ------------------------

                          Richard T. Potter, Jr., Esq.
               c/o The Guardian Insurance & Annuity Company, Inc
                                7 Hanover Square
                            New York, New York 10004
                     (Name and Address of Agent for Service)


                            ------------------------

It is proposed that this filing will become effective (check appropriate box):

      |_|   immediately upon filing pursuant to paragraph (b)




      |_|   on (date) pursuant to paragraph (b)




      |_|   60 days after filing pursuant to paragraph (a)(1)



      |X|   on April 30, 2005 pursuant to paragraph (a)(1)



      |_|   75 days after filing pursuant to paragraph (a)(2)

      |_|   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

PROSPECTUS

May 1, 2005


THE GUARDIAN
CASH FUND, INC.

INVESTMENT OBJECTIVE

THE GUARDIAN CASH FUND seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity.
------------------------------------------------------------------------------

AVAILABILITY OF THE FUND

Shares of the Fund are offered to the public only through ownership of variable annuity contracts and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc. (GIAC).

   AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE
   COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S
   SHARES, NOR HAS THE COMMISSION DETERMINED THAT THIS
   PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE
   TO STATE OTHERWISE.

   SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
   GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION,
   ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE
   CORPORATION, THE NATIONAL CREDIT UNION ASSOCIATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY,
   AND INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE
   PRINCIPAL AMOUNT INVESTED.

THE GUARDIAN CASH FUND, INC.                                       PROSPECTUS  1

NOT INSURED OR GUARANTEED
There is no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the Fund.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Cash Fund invests in money market instruments denominated in U.S. dollars. The Fund primarily selects investments that present minimal credit risks, as determined by Guardian Investor Services LLC (GIS), the Fund's investment adviser, in accordance with guidelines established by the Board of Directors. The guidelines prescribe that the instruments acquired by the Cash Fund be rated within the two highest short-term ratings categories assigned by nationally recognized statistical ratings organizations. The Fund will primarily invest in securities that have received the highest short-term ratings from at least two of these ratings organizations, or that have received the highest rating from the single ratings organization assigning a rating ("First Tier" securities). No more than 5% of the value of the Fund's total assets may be invested in securities rated lower than "First Tier."

The Fund selects investments that have terms of 397 days or less, or which have a rate of interest that is readjusted at least once every 397 days. These investments include:

- U.S. government securities, such as Treasury bills or bonds

- commercial paper

- repurchase agreements

- certificates of deposit and short-term obligations issued by banks or savings and loan associations.

The Cash Fund may also invest in unregistered commercial paper which is issued in reliance on an exemption from registration under the federal securities laws. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

                                       The Fund may not invest more than 5% of
                                       its total assets in the securities of any one issuer, except for securities issued by the U.S. government or U.S. government agencies.

                                       Up to 25% of the Fund's net assets may be invested in U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. banks and by U.S. branches of foreign banks -- provided that each bank's net worth is at least $100 million. Certificates of deposit are debt instruments that usually pay interest.

Fund assets are valued at "amortized cost." See the section called Share price for details.

 2 PROSPECTUS                                       THE GUARDIAN CASH FUND, INC.

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

All investments, including those in money market funds, involve risk. The return on money market instruments is typically lower than the return on stocks or bonds, but the relative risks are also lower. Modest additional investment risk is involved in holding securities that are not "First Tier" securities, since these securities are less liquid and fluctuate more in value.

There is no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund's income is based on short-term interest rates, which may fluctuate over short periods of time. In addition, the Fund may be subject to interest rate risk, which is the risk that when interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Usually the price of bonds that must be repaid over longer time periods fluctuate more than shorter-term bonds.

Investors face the risk that the issuers of debt securities purchased by the Fund cannot pay interest or principal on the money owed. U.S. government securities are substantially protected from financial or credit risk since they are backed by the full faith and credit of the U.S. government. However, certain government-sponsored agencies issue obligations which, while of the highest credit quality, are supported only by the issuer's credit or right to borrow from the U.S. Treasury.

The Fund's investments in certificates of deposit issued by foreign branches of U.S. banks or U.S. branches of foreign banks may present additional and different risks than U.S. obligations. These investments may be affected by political, social or economic developments abroad, differences in auditing and other financial standards and greater volatility.

HOW THE FUND HAS PERFORMED

The bar chart and table below provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year over the last 10 years. The performance figures shown assume that all dividends and distributions are reinvested in the Fund. This performance information does not reflect separate account or variable insurance contract fees or charges. If these fees and charges were reflected, the Fund's returns would be less than those shown. Past results do not necessarily indicate how the Fund will perform in the future.

THE GUARDIAN CASH FUND, INC.                                       PROSPECTUS  3

HIGHEST AND LOWEST
QUARTERS
During the period shown in
the bar chart, the highest and
lowest returns, respectively,
for a quarter were:


BEST QUARTER
XX% for the quarter ended [date].



WORST QUARTER
XX% for the quarter ended [date].


YEAR-BY-YEAR RETURNS
TOTAL RETURNS
(Years ended December 31)

[TOTAL RETURNS BAR CHART]

1995                                                                             5.52
1996                                                                             4.98
1997                                                                             5.14
1998                                                                             5.10
1999                                                                             4.77
2000                                                                             6.01
2001                                                                             3.58
2002                                                                             1.25
2003                                                                             0.66
2004

Please refer to the prospectus for the variable annuity contract or variable life insurance policy that offers the Fund to learn about expenses that will affect your return.

AVERAGE ANNUAL TOTAL RETURNS


This table provides some indication of the risks of investing in the Fund by showing the average annual total returns for the 1, 5 and 10-year periods ended December 31, 2004. Past results do not necessarily indicate how the Fund will perform in the future.



                                              1 YEAR   5 YEARS   10 YEARS
-------------------------------------------------------------------------
The Guardian Cash Fund                          XX%      XX%        XX%
-------------------------------------------------------------------------


FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Fund. Please refer to the prospectus for the variable annuity contract or variable life insurance policy that offers the Fund for information regarding fees and charges relating to the contract or policy.

FEES YOU PAY DIRECTLY

  MAXIMUM SALES            MAXIMUM DEFERRED SALES
  CHARGE TO BUY        CHARGE TO SELL SHARES, AS A %
SHARES, AS A % OF    OF THE ORIGINAL PURCHASE PRICE OR
THE OFFERING PRICE   SALE PROCEEDS, WHICHEVER IS LOWER
--------------------------------------------------------
None                                                None
--------------------------------------------------------

ANNUAL FEES AND EXPENSES DEDUCTED FROM THE FUND'S ASSETS
(as a percentage of average net assets)


MANAGEMENT  DISTRIBUTION   OTHER
   FEES     (12b-1) FEES  EXPENSES    TOTAL
---------------------------------------------
0.50%               None     X.XX%      X.XX%
---------------------------------------------


 4 PROSPECTUS                                       THE GUARDIAN CASH FUND, INC.

EXAMPLE

The example on the right allows you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life insurance policy. Please refer to the prospectus for the variable annuity contract or variable life insurance policy that offers the Fund for information regarding fees and charges relating to the contract or policy.

                             The example assumes:

                             - you invest $10,000 for the time periods shown
                               and redeem your shares at the end of the period

                             - your investment has a 5% return each year

                             - the Fund's operating expenses do not change.

                             Using these assumptions the costs of investing in the Fund would be as shown in the table below. Your actual costs may be higher or lower than those reflected here.

                             The costs of investing in the Fund would be:


                                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                       -----------------------------------------------------
                                            $  XX         $  XX         $  XX         $   XX
                                       -----------------------------------------------------


SPECIAL INVESTMENT TECHNIQUES

ILLIQUID SECURITIES AND EXEMPT COMMERCIAL PAPER

Illiquid securities are either not readily marketable at their approximate value within seven days, are not registered under the federal securities laws (unless they are exempt from registration, as noted in the following paragraph), or are otherwise viewed as illiquid by the Securities and Exchange Commission. Repurchase agreements that mature in more than seven days are treated as illiquid securities and may not exceed, in the aggregate, 10% of the Fund's assets at any one time. The absence of trading can make it difficult to value or dispose of illiquid securities. It can also adversely affect the Fund's ability to calculate its net asset value or manage its portfolio.

Securities which qualify under an exemption from registration under federal securities laws for resales to institutional investors may be treated by the Fund as liquid. If the Fund's investment adviser determines that these securities are liquid under guidelines adopted by the Board of Directors, the Fund may purchase them. Similarly, the Fund typically treats commercial paper issued in reliance on an exemption from registration under federal securities laws as liquid.

REPURCHASE AGREEMENTS

In a repurchase agreement transaction, the Fund purchases a debt security and obtains a simultaneous commitment from the selling bank or securities dealer to repurchase that debt security at an agreed time and price, reflecting a market rate of interest. Repurchase agreements are fully collateralized by U.S. government securities, bank obligations and cash or cash equivalents. Costs, delays or losses could result if the seller became bankrupt or was otherwise unable to complete the repurchase agreement. To minimize this risk, the

THE GUARDIAN CASH FUND, INC.                                       PROSPECTUS  5
investment adviser evaluates the creditworthiness of potential repurchase agreement counterparties.

BORROWING

The Fund may borrow money for temporary emergency purposes. When the Fund borrows money, it will segregate assets to cover its repayment obligation. The Fund limits borrowings to 10% of the Fund's total assets.


DISCLOSURE OF PORTFOLIO HOLDINGS



The Fund's policies and procedures with respect to disclosure of its portfolio securities are described in the Statement of Additional Information.


 6 PROSPECTUS                                       THE GUARDIAN CASH FUND, INC.

FUND MANAGEMENT

THE MANAGEMENT and affairs of the Fund are supervised by its Board of Directors.

THE FUND'S INVESTMENT ADVISER

Guardian Investor Services LLC (GIS) is the investment adviser for the Fund. GIS is a Delaware limited liability company organized in 2001 as successor to Guardian Investor Services Corporation, a New York corporation organized in 1968. GIS is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a New York mutual insurance company. GIS is located at 7 Hanover Square, New York, New York 10004. GIS buys and sells securities, and selects brokers to effect transactions. GIS is the investment adviser to several other mutual funds sponsored by Guardian Life, and it is the underwriter and distributor of the Fund's shares and of variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC).

The Fund pays GIS a management fee for its services at an annual rate of 0.50% of average net assets.

PORTFOLIO MANAGER

Alexander M. Grant, Jr. has managed the Fund since 1986. Mr. Grant has been Managing Director of Guardian Life since March 1999. Before that, he was a Second Vice President.

THE GUARDIAN CASH FUND, INC.                                       PROSPECTUS  7

BUYING AND SELLING FUND SHARES

YOU CAN BUY THIS FUND only if you're a contractowner of a GIAC variable annuity contract or variable life insurance policy that offers the Fund as an investment option. GIAC buys and sells Fund shares based on premium allocation, transfer, withdrawal and surrender instructions made by GIAC contractowners.

The Fund will ordinarily make payment for redeemed shares within three business days after it receives an order from GIAC and in any event, the Fund will make payment within seven days after it receives an order from GIAC. The redemption price will be the net asset value next determined after GIAC receives the contractowner's instructions or request in proper form. The Fund may refuse to redeem shares or postpone payment of proceeds during any period when:

- trading on the New York Stock Exchange (NYSE) is restricted

- the NYSE is closed for other than weekends and holidays

- an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value (NAV); or

- as permitted by the Securities and Exchange Commission.

See the prospectus for your GIAC variable annuity contract or variable life insurance policy for more details about the allocation, transfer and withdrawal provisions of your annuity or policy.


EXCESSIVE SHORT-TERM TRADING



RISKS OF EXCESSIVE SHORT-TERM TRADING



Frequent short-term trading activity, such as market timing, or unusually large trades in shares of the Fund can potentially harm all of the Fund's shareholders by disrupting portfolio management, increasing the Fund's expenses, and diluting the Fund's net asset value. Excessive short-term trading in shares of the Fund can hurt the Fund's performance by forcing the Fund to hold excess cash, to liquidate portfolio securities prematurely, or to lose potential opportunities. Frequent trading activity also increases the Fund's portfolio transaction and brokerage costs, and may increase taxable distributions to shareholders.



FUND POLICIES AND PROCEDURES



The Fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of shares by Fund shareholders. The Fund discourages, and does not knowingly accommodate, excessive short-term trading. The Fund monitors on a daily basis activity in shareholder accounts to determine whether there may be excessive trading. The Fund monitors such activity based upon established parameters that are applied consistently to all shareholders. Such parameters may include, without limitation, the length of the holding period, the number of exchanges that occur within a specified period of time, the dollar amount of transactions, and/or any combination of the foregoing. Although there is currently no general standard in the marketplace as to what constitutes


 8 PROSPECTUS                                       THE GUARDIAN CASH FUND, INC.

excessive short-term trading, the Fund considers the following factors in determining whether excessive trading may be occurring:



- an unusually large number of shares of the Fund are sold within a short period of time after purchase;



- two or more purchases and redemptions are made within a short period of time;



- a shareholder's transaction history with the Fund suggests a timing pattern or strategy;



- we reasonably believe that a shareholder has engaged in market timing practices in connection with other mutual funds that are not affiliated with the Fund.



In addition, the Fund reserves the right to reject or restrict purchases or exchanges for any reason. If the Fund identifies a shareholder or a financial intermediary as a potential excessive trader, it may, among other things, take the following actions:



- restrict electronic or telephone transfer privileges;



- require further transaction requests to be submitted in writing through the U.S. Postal Service only;



- restrict the amount, number or frequency of future purchases or exchanges;



- prohibit the shareholder or intermediary from investing in the Fund after the next redemption transaction;



- refuse to act on instructions of an agent acting on a shareholder's under a power of attorney.



The Fund may take any of the above steps in its sole discretion, whether or not the trading activity was detected by the Fund's monitoring procedures.



While the Fund will use reasonable efforts to detect excessive trading activity, there can be no guarantee that those efforts will be successful in preventing all such activity or that market timers will not employ new strategies designed to evade detection. The Fund's ability to detect harmful trading activity may also be limited by operational and technological limitations. Many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the Fund. An omnibus account is an account held in the name of an intermediary on behalf of its customers, who are the beneficial owners of the shares held in the account. It is usually not possible for the Fund to identify the underlying beneficial owners in an omnibus account; however, the Fund reserves the right to apply the restrictions identified above to omnibus accounts and will make every reasonable effort to apply those restrictions uniformly. Although the Fund intend to apply any restrictions uniformly to all shareholders that are detected as excessive traders, the Fund may not be able to successfully apply restrictions to omnibus accounts. If the possibility of excessive trading activity is noted in an omnibus account, the Fund will


THE GUARDIAN CASH FUND, INC.                                       PROSPECTUS  9
contact the intermediary to attempt to stop the potentially inappropriate trading, but the Fund's ability to prevent such trading is dependent upon the cooperation of the intermediary in observing and aiding in the implementation of the Fund's policies.



We may revise our policies and procedures in our sole discretion at any time and without prior notice as we deem necessary or appropriate to better detect and deter harmful trading activity or to comply with state or federal regulatory requirements.


SHARE PRICE

The share price of the Fund is calculated each day that the NYSE is open. The price is set at the close of regular trading on the NYSE or 4 p.m. Eastern time, whichever is earlier. The price is based on the Fund's current net asset value, or NAV.

NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares investors hold.

To maintain its NAV of $10.00 per share, the Fund has chosen to value its portfolio on the basis of amortized cost in accordance with Rule 2a-7 of the Investment Company Act of 1940. All securities purchased by the Fund must be U.S. dollar denominated and have a remaining maturity of thirteen months or less. Also, according to the rule, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less. Dollar-weighted average maturity means the average time until the Fund's investments come due, or mature. The higher the dollar value of an investment the more it counts in calculating the average.

The rule further states that the Fund must invest only in securities that are considered to present minimal risk. Eligible securities are those ranked within the two highest rating categories by nationally recognized statistical rating organizations, or unrated securities that GIS considers to be of comparable quality.

The amortized cost method does not take into account unrealized gains or losses. The acquisition cost of a security purchased by the Fund is adjusted for amortization of any discount or premium at a constant daily rate to maturity. Although this method provides the Fund with certainty in valuation, it may also result in valuations of portfolio securities which are higher or lower than the price which the Fund may receive upon immediate sale.

Under guidelines adopted by the Fund's Board of Directors to manage the Fund's portfolio, GIS periodically reviews the relationship between the amortized cost value per share and NAV based upon available indicators of market value and reports the results quarterly to the Board. If market value cannot be established for these reviews, assets are valued at fair value as determined in good faith by or under the direction of the Board.

 10 PROSPECTUS                                      THE GUARDIAN CASH FUND, INC.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Net investment income and net capital gains that are distributed to GIAC's separate account by the Fund are reinvested by GIAC in additional shares of the Fund at NAV. GIAC contractowners will be notified when these distributions are made.

The Fund typically declares dividends from net investment income and net realized gains daily. Earnings for weekends and holidays are declared as a dividend on the next business day. Although the Fund's NAV is expected to remain stable at $10.00, daily dividends can vary in amount, and there may be days when there is no dividend. If net losses on any given day exceed interest income, less expenses, the NAV for that day might decline.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so long as such qualification is in the best interests of its shareholders. The Fund is also subject to certain diversification requirements applicable to mutual funds underlying variable insurance products. As a qualified regulated investment company, the Fund is generally not subject to federal income tax on the part of its investment income (including any net capital gains) which it distributes to shareholders. The Fund intends to distribute all such income and gains.

The prospectuses for GIAC's variable annuities and variable life insurance policies contain a summary description of the federal income tax treatment of distributions from such contracts. Anyone who is considering allocating, transferring or withdrawing monies held under a GIAC variable contract to or from the Fund should consult a qualified tax adviser.

OTHER INFORMATION ABOUT THE FUND

The Fund does not currently foresee any disadvantages to contractowners arising from the fact that it offers shares to both variable annuity contract and variable life insurance policy separate accounts. The Board monitors events to ensure there are no material irreconcilable differences between or among contractowners. If such a conflict should arise, one or more GIAC separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices.

If circumstances make it necessary to create separate portfolios for variable annuity and variable life insurance accounts, GIAC will bear the expenses involved in setting up the new portfolios. However, the ongoing expenses contractowners ultimately pay would likely increase because of the loss of economies of scale provided by the current arrangement.

THE GUARDIAN CASH FUND, INC.                                      PROSPECTUS  11

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS table is intended to help you understand the financial performance of the Fund over the past five years.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                               [TO BE COMPLETED]


 12 PROSPECTUS                                      THE GUARDIAN CASH FUND, INC.

FOR MORE DETAILED INFORMATION

ADDITIONAL INFORMATION about the Fund is available in the annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected their performance during the past fiscal year. If more than one member of a household owns shares of the Fund, only one copy of each shareholder report and prospectus will be mailed to that address unless you instruct us otherwise.

The Fund's Statement of Additional Information contains additional information about the Fund. It has been filed with the SEC and is incorporated in this prospectus by reference. A free copy of the Fund's Statement of Additional Information and most recent annual report and semi-annual report may be obtained, and further inquiries can be made, by calling 1-800-221-3253 or by writing Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102. In the future, information about the Fund may be available electronically from our website.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Fund's custodian, transfer agent and dividend paying agent.

1940 ACT FILE NO. 811-3324

THE GUARDIAN CASH FUND, INC.                                      PROSPECTUS  13

THE GUARDIAN CASH FUND, INC.
7 Hanover Square, New York, New York 10004

STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 2005



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of The Guardian Cash Fund, Inc. (the "Fund") dated May 1, 2005. Much of the information contained herein expands upon subjects discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus. This Statement of Additional Information has been incorporated by reference into the Prospectus. The Fund's financial statements appear in the Fund's Annual Report to Shareholders for the year ended December 31, 2004. The Annual Report is incorporated by reference in this Statement of Additional Information. A free copy of the Prospectus and Annual Report to Shareholders may be obtained by writing to Guardian Investor Services LLC(R), 7 Hanover Square, New York, New York 10004 or by telephoning 1-800-221-3253. Please retain this document for future reference.


                   TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Fund Organization...........................................   B-2
Investment Strategies and Risk Considerations...............   B-2
Investment Restrictions.....................................   B-3
Disclosure of Portfolio Holdings............................   B-4
Portfolio Transactions and Brokerage........................   B-4
Calculation of Net Asset Value..............................   B-5
Dividends, Distributions and Taxes..........................   B-5
Capital Stock...............................................   B-6
Directors and Officers......................................   B-6
Portfolio Manager...........................................  B-12
Guardian Life and Other Fund Affiliates.....................  B-12
Investment Adviser..........................................  B-12
Custodian and Transfer Agent................................  B-13
Legal Opinions..............................................  B-13
Independent Auditors and Financial Statements...............  B-14
Appendix A -- Ratings.......................................  B-15
Appendix B -- Proxy Voting Policies and Procedures..........  B-17


EB-013291   5/03

STATEMENT OF ADDITIONAL INFORMATION

FUND ORGANIZATION
The Fund is registered with the Securities and Exchange Commission as an open-end, diversified, management investment company. It is incorporated in Maryland and commenced its operations in 1981.

INVESTMENT STRATEGIES AND RISK CONSIDERATIONS
U.S. Government Agency and Instrumentality Securities: U.S. government agency securities are debt obligations issued by agencies or authorities controlled by and acting as instrumentalities of the U.S. government established under authority granted by Congress. U.S. government agency obligations include, but are not limited to, those issued by the Bank for Co-operatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. U.S. government instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others, by the right of the issuer to borrow from the Treasury; others, by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality. No assurance can be given that the U.S. government will provide financial support to such U.S. government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. The Fund will invest in such securities only when the investment adviser is satisfied that the credit risk is minimal. To the extent the Fund invests in U.S. government securities that are not backed by the full faith and credit of the U.S. Treasury, such investments may involve a greater risk of loss of principal and interest since the Fund must look principally or solely to the issuing or guaranteeing agency or instrumentality for repayment.

U.S. Treasury Bills: U.S. Treasury Bills are issued with maturities of up to one year. Three month bills are currently offered by the Treasury on a 13-week cycle and are auctioned each week by the Treasury. Bills are issued in bearer form only and are sold only on a discount basis, and the difference between the purchase price and the maturity value (or the resale price if they are sold before maturity) constitutes the interest income for the investor.

Certificates of Deposit: Certificates of deposit are negotiable receipts issued by a bank or savings and loan association in exchange for the deposit of funds. A certificate of deposit earns a specified rate of return over a definite period of time. Normally a certificate can be traded in a secondary market prior to maturity. Eurodollar certificates of deposit (Euro CDs) are U.S. dollar-denominated deposits in banks outside the U.S. Eurodollar deposits in foreign branches of U.S. banks are the legal equivalent of domestic deposits, but are not covered by FDIC insurance. Yankee certificates of deposit (Yankee
CDs) are U.S. dollar-denominated deposits issued and payable by U.S. branches of foreign banks. Foreign securities (i.e., Euro CDs and Yankee CDs) may be affected by political, social and economic developments abroad. Foreign companies and foreign financial institutions may not be subject to accounting standards or governmental supervision comparable to their U.S. counterparts, and there may be less public information about their operations. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. Foreign countries may impose withholding taxes on interest income from investments in securities issued there, or may enact confiscatory taxation provisions targeted to certain investors. The time period for settling transactions in foreign securities may be longer than the time period permitted for the settlement of domestic securities transactions. In addition, the market prices for foreign securities are not determined at the same time of day as the net asset value for the Fund's shares. It may be difficult to obtain and enforce judgments against foreign entities, and the expenses of litigation are likely to exceed those which would be incurred in the United States.

Commercial Paper: Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large, well-known corporations and finance companies. Maturities on commercial paper range from a few days to nine months. Commercial paper is also sold on a discount basis.

Bankers Acceptances: Bankers acceptances generally arise from short-term credit arrangements designed to enable businesses to obtain funds in order to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Repurchase Agreements: Repurchase agreements are instruments under which the Fund purchases a debt security and obtains a simultaneous commitment from the seller (a bank or broker-dealer) to repurchase the debt security at an agreed time and price. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash and earn a return that is insulated from market fluctuations during the term of the agreement. Repurchase agreements are fully collateralized (including the interest earned thereon) by U.S. government securities, bank obligations, cash or cash equivalents, and are marked-to-market daily during

                                      B-2
                                                    THE GUARDIAN CASH FUND, INC.

their entire terms. In the event of default, the Fund is entitled to sell the underlying collateral. Any loss to the Fund will be the difference between the proceeds from the sale of the collateral and the repurchase price. If bankruptcy proceedings are commenced against the seller, disposition of the collateral by the Fund may be delayed or limited. If the seller of a repurchase agreement becomes bankrupt or defaults in another way, the Fund could experience both delays in liquidating the underlying securities and losses, including: declines in the collateral's value while the Fund seeks to enforce its rights thereto; reduced levels of income and lack of access to income; and expenses of enforcing its rights. To minimize this risk, the investment adviser will periodically evaluate the creditworthiness of broker-dealers and banks which enter into repurchase agreements with the Fund.

Corporate Obligations: Corporate obligations include bonds and notes issued by corporations in order to finance longer term credit needs.

INVESTMENT RESTRICTIONS
The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined by the Investment Company Act of 1940, as amended (the 1940 Act), the vote of a majority of the outstanding voting securities of the Fund means the lesser of the vote of (a) 67 percent of the voting securities of the Fund at a meeting where more than 50 percent of the outstanding voting securities are present in person or by proxy, or (b) more than 50 percent of the outstanding voting securities of the Fund. All percentage restrictions on investments apply when an investment is made. A later increase or decrease beyond a specified limit that results from a change in value or net assets shall not constitute a violation of the applicable restriction. The following investment restrictions provide that the Fund may not:

 1. Purchase any security other than those discussed under "Investment Objective and Policies," as set forth in the Prospectus;

 2. Borrow money, except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities (not for leveraging), provided that borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing;

 3. Make loans to others, except through the purchase of debt obligations and repurchase agreements in which the Fund may invest, consistent with its investment objective and policies, provided that repurchase agreements maturing in more than seven days, when taken together and at current value, may not exceed 10% of the Fund's net assets;

 4. Purchase the securities of any issuer other than obligations of the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the Fund's total assets, taken at market value, would be invested in such securities;

 5. Purchase any securities, other than obligations of the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 10% of the outstanding securities of one issuer would be owned by the Fund;

 6. Purchase any securities, other than obligations of domestic banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry (there is no limitation as to investments in domestic bank obligations or in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

 7. Purchase or retain the securities of any issuer if any officer or director of the Fund or of the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and all of the officers and directors of the Fund and the Adviser together own more than 5% of the securities of such issuer;

 8. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

 9. Purchase securities on margin or sell short;

10. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or development programs;

11. Underwrite securities of other issuers;

12. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

13. Participate on a joint or joint-and-several basis in any securities trading account;

STATEMENT OF ADDITIONAL INFORMATION

14. Purchase the securities of any other investment company;

15. Purchase securities of any issuer for the purpose of exercising control or management; and

16. Issue any senior securities (except for borrowing subject to the restrictions set forth under Investment Restriction 2, above).


DISCLOSURE OF PORTFOLIO HOLDINGS


The Fund's Board has adopted a policy for the Fund generally prohibiting the release of portfolio holdings information to any person except in limited circumstances or as required by law. The Fund makes available within 3-4 weeks after the end of each quarter a listing of the ten largest holdings in the Fund's portfolio, as well as other Fund information, on the Fund's website at www.guardianinvestor.com. Once posted on the website, this information is also available free of charge by calling 1-800-221-3253. In addition, the Fund files its complete portfolio holdings with the SEC on a semi-annual basis on Form N-CSR and after the first and third fiscal quarters on Form N-Q. The portfolio holdings information available through the Fund's website will be accessible until the Fund files its next report on Form N-CSR or Form N-Q.



Third-party service providers and affiliated persons of the Fund, such as the Fund's investment adviser or sub-adviser, transfer agent and custodian, financial printers, auditors, proxy voting service providers and pricing services, may be provided with the Fund's portfolio holdings information only to the extent necessary to perform services under their agreements with the Fund. If the Fund's portfolio holdings are released pursuant to an ongoing arrangement with these parties or any other party, the Fund must have a legitimate business purpose for doing so, the receiving party must keep the information confidential and neither the Fund nor its affiliates may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. On a regular basis, as soon as practicable following the end of a month or a quarter, as applicable, the Fund may provide, or may authorize its custodian to provide, portfolio holdings information to mutual fund rating and ranking organizations such as Standard & Poor's, Morningstar or Lipper, Inc., or to the administrator of Guardian's 401(k) plans, provided that the recipient of portfolio holdings information signs a written confidentiality agreement. Under the terms of such confidentiality agreement, the recipient may not disclose portfolio holdings information to third parties or use the information for any purposes whatsoever other than for the purposes for which such information was furnished.



Aggregated portfolio holdings information that does not specifically identify the Fund may be provided to certain parties for statistical analysis and research purposes. Any other disclosure of the Fund's portfolio holdings may be authorized only by the Funds' Chief Compliance Officer, such as in response to a regulatory request. This policy is subject to periodic review by the Chief Compliance Officer, including a review with the Board of Directors of any conflicts of interest in the disclosures made in accordance with the policy and any exceptions granted under the policy. Exceptions to the policy may not be made, however, unless the Chief Compliance Officer determines that providing the portfolio holdings information is consistent with the best interests of shareholders and the receiving party signs a written confidentiality agreement.


PORTFOLIO TRANSACTIONS AND BROKERAGE
Guardian Investor Services LLC ("GIS"), the Fund's investment adviser, currently serves as investment adviser to several other Guardian-sponsored mutual funds and may act as investment adviser to others in the future. GIS allocates purchase and sale transactions among the Fund and its other mutual fund clients as it deems equitable. GIS is also registered with the SEC and the National Association of Securities Dealers, Inc. as a broker-dealer. GIS has no formula for the distribution of brokerage business when it places orders to buy and sell approved investments. For over-the-counter transactions, GIS will attempt to deal with a primary market maker unless better prices and execution are available elsewhere. In allocating portfolio transactions to different brokers, GIS gives consideration to brokers whom it believes can obtain the best price and execution of orders, and to brokers who furnish statistical data, research and other factual information. GIS is authorized to pay a commission in excess of that which another broker may charge for effecting the same transaction if GIS considers that the commissions it pays for brokerage, research services and other statistical data are appropriate and reasonable for the services rendered. The research services and statistical data which GIS receives in connection with the Fund's portfolio transactions may be used by GIS to benefit its other clients and will not necessarily be used in connection with the Fund.

Since it is expected that most purchases made by the Fund will be principal transactions at net prices, the Fund will incur little or no brokerage costs. The Fund paid no brokerage commissions during the fiscal years ended December 31, 2001, 2002 and 2003. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and asked prices.

The portfolio turnover rate for the Fund is not meaningful since, by its nature, a money market mutual fund consisting of short-term instruments turns its portfolio over several times during the course of the year.

                                      B-4
                                                    THE GUARDIAN CASH FUND, INC.

CALCULATION OF NET ASSET VALUE
The Fund's portfolio securities are valued based upon their amortized cost.

Under guidelines adopted by the Fund's Board of Directors to manage the Fund's portfolio, GIS periodically reviews the relationship between the amortized cost value per share and NAV based upon available indicators of market value. If market value cannot be established for these reviews, assets are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The reviews are conducted at such intervals as are deemed reasonable in light of current market conditions. GIS reports the results of its reviews to the Fund's Board of Directors.

If the Fund's market value NAV deviates from $10.00 per share based on amortized cost by more than 1/2 of 1%, the Board will promptly consider whether any action should be taken. To the extent that it is reasonably practicable, action will also be taken to reduce any material dilution or other unfair results which might arise from differences between the Fund's NAV based upon market values and its NAV based upon amortized cost. Such action may include redemption in kind, selling portfolio instruments prior to maturity, withholding or paying dividends or distributions, or using a market value NAV.

The Board will also take such action as it deems appropriate if: (1) an NRSRO downgrades the rating assigned to a Second Tier security held by the Fund; (2) there is a default relating to a portfolio security; or (3) a security held by the Fund becomes ineligible for investment under Rule 2a-7 or is determined to present greater than minimal credit risks. If securities comprising at least
1/2 of 1% of the Fund's total assets default in a material way that is related to the issuer's financial condition, the SEC will be notified and advised of the actions to be taken in response to the situation.

DIVIDENDS, DISTRIBUTIONS AND TAXES
The Guardian Cash Fund qualifies and intends to remain qualified to be taxed as a regulated investment company under certain provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). So long as the Fund qualifies as a regulated investment company and complies with the provisions of the Code pertaining to regulated investment companies which distribute substantially all of their net income (both net investment income and net capital gains) to their shareholders, the Fund will not incur a tax liability on that portion of its net investment income and net realized capital gains which has been distributed to its shareholders. Accordingly, the Fund intends each year to distribute all or substantially all of its net investment income and net capital gains.

To qualify for treatment as a regulated investment company, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived in connection with the pursuit of its investment objectives;
(ii) distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions); and (iii) be diversified, such that at the close of each quarter of the Fund's taxable year (a) at least 50% of the value of its total assets consists of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's total assets are invested in securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer. The Code and the Treasury Department regulations promulgated thereunder require mutual funds that are offered through insurance company separate accounts to also meet certain additional diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. GIS intends to diversify the Fund's investments in accordance with those requirements. If the Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state corporate taxes on its taxable income and gains, distributions to its shareholders will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits, and owners of GIAC's variable annuities and life insurance products could lose the benefit of tax deferral on distributions made to the separate accounts. The prospectuses for GIAC's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

Generally, a regulated investment company must distribute substantially all of its net ordinary income and net capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a fund whose only shareholders are certain tax exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, the Fund intends to qualify for this exemption or to comply with the calendar year distribution requirement.

STATEMENT OF ADDITIONAL INFORMATION

Since the only shareholders of the Fund will be separate accounts of GIAC, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the GIAC contracts and policies, see the applicable Prospectus.

The discussion of "Taxes" in the Prospectuses, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and U.S. Treasury Regulations currently in effect as interpreted by U.S. Courts and the Internal Revenue Service. These interpretations can change at any time. The above discussion covers only U.S. federal income tax considerations with respect to the Fund. No attempt has been made to describe any state, local, foreign or other tax consequences.

CAPITAL STOCK
Through its separate accounts, GIAC is the Fund's sole shareholder of record, so, under the 1940 Act, GIAC is deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, GIAC solicits and accepts voting instructions from its contractowners who have allocated or transferred monies for an investment in the Fund as of the record date for the meeting. GIAC then votes the Fund's shares that are attributable to its contractowners' interests in the Fund in accordance with their instructions. GIAC will vote shares for which no instructions are received in the same proportion as it votes shares for which it does receive instructions. GIAC will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called to elect or remove directors, change fundamental policies or approve an investment advisory agreement, among other things.


DIRECTORS AND OFFICERS


As a Maryland Corporation, the Fund is managed by its Board of Directors. The directors meet regularly to review the Fund's investments, performance, expenses and other business affairs. The directors also elect the Fund's officers. The Board currently consists of eight directors, five of whom are not "interested persons" of the Fund within the meaning of the 1940 Act ("Disinterested Directors"). These five directors are also members of the Audit Committee and the Nominating and Governance Committee of the Board. The Audit Committee is responsible for the selection and evaluation of the independent accountants for the Fund to be recommended to the Board and has oversight responsibility for the integrity of the Fund's financial reporting process and internal controls regarding finance and accounting. The Audit Committee is also responsible for monitoring the independence and performance of the Fund's independent accountants. The Directors have adopted a written charter for the Committee. During the year ended December 31, 2004, the Audit Committee met X times. The Nominating and Governance Committee is responsible for recommending to the Directors those persons to be nominated for election as Independent Directors and oversees the administration of the Fund's Governance Procedures and Guidelines. The Fund does not hold regular annual meetings of shareholders, but may from time to time schedule special meetings. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) in writing to the Secretary of the Fund. Such submission should include information about the candidate that would be required to be included in a proxy statement. During the year ended December 31, 2004, the Nominating and Governance Committee met X times.


The directors and officers of the Fund are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The "Guardian Fund Complex" referred to in this biographical information is comprised of: (1) the Fund, (2) The Guardian Variable Contract Funds, Inc., (a series fund consisting of The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC Low Duration Bond Fund, The Guardian VC High Yield Bond Fund, The Guardian VC 500 Index Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund), (3) The Guardian Bond Fund, Inc., (4) The Park Avenue Portfolio (a series trust consisting of The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian S&P 500 Index Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian Low Duration Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Growth Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian Asset Allocation Fund, The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund)

                                      B-6
                                                    THE GUARDIAN CASH FUND, INC.

and (5) GIAC Funds, Inc. (a series fund consisting of Baillie Gifford International Growth Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund).


                             INTERESTED DIRECTORS*



----------------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
                                                                                           IN THE
                                                TERM OF OFFICE       PRINCIPAL         GUARDIAN FUND
  NAME, ADDRESS AND DATE OF        POSITION     AND LENGTH OF       OCCUPATIONS       COMPLEX OVERSEEN         OTHER
            BIRTH                 WITH FUND      TIME SERVED+   DURING PAST 5 YEARS     BY DIRECTOR        DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
 Arthur V. Ferrara (8/12/30)    Director        Since 1987      Retired. Director            25         Director of various
                                                                and former Chairman                     mutual funds
                                                                of the Board and                        sponsored by Gabelli
                                                                Chief Executive                         Asset Management.
                                                                Officer, The
                                                                Guardian Life
                                                                Insurance Company of
                                                                America. Director
                                                                (Trustee) of all of
                                                                the mutual funds
                                                                within the Guardian
                                                                Fund Complex.
----------------------------------------------------------------------------------------------------------------------------
 Leo R. Futia (8/27/19)         Director        Since 1982      Retired. Director            25         None.
                                                                and former Chairman
                                                                of the Board and
                                                                Chief Executive
                                                                Officer, The
                                                                Guardian Life
                                                                Insurance Company of
                                                                America. Director
                                                                (Trustee) of all of
                                                                the mutual funds
                                                                within the Guardian
                                                                Fund Complex.
----------------------------------------------------------------------------------------------------------------------------
 Dennis J. Manning (1/26/47)    Director        Since 2003      President and Chief          25         Director of The
 81 Graenest Ridge Road                                         Executive Officer,                      Guardian Life
 Wilton, Connecticut 06897                                      The Guardian Life                       Insurance Company of
                                                                Insurance Company of                    America and The
                                                                America since 1/03.                     Guardian Insurance &
                                                                President and Chief                     Annuity Company,
                                                                Operating Officer,                      Inc. Manager,
                                                                1/02 to 12/02;                          Guardian Investor
                                                                Executive Vice                          Services LLC and
                                                                President and Chief                     Park Avenue
                                                                Operating Officer,                      Securities LLC.
                                                                1/01 to 12/01;                          Director of various
                                                                Executive Vice                          Guardian Life
                                                                President,                              subsidiaries.
                                                                Individual Markets
                                                                and Group Pensions,
                                                                1/99 to 12/00.
                                                                Director (Trustee)
                                                                of all of the mutual
                                                                funds within the
                                                                Guardian Fund
                                                                Complex.
----------------------------------------------------------------------------------------------------------------------------



* "Interested" Director means one who is an "interested person" under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.



+ There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.


STATEMENT OF ADDITIONAL INFORMATION

                            DISINTERESTED DIRECTORS


----------------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
                                                                                           IN THE
                                                TERM OF OFFICE       PRINCIPAL         GUARDIAN FUND
  NAME, ADDRESS AND DATE OF        POSITION     AND LENGTH OF       OCCUPATIONS       COMPLEX OVERSEEN         OTHER
            BIRTH                 WITH FUND      TIME SERVED+   DURING PAST 5 YEARS     BY DIRECTOR        DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
 Frank J. Fabozzi, Ph.D.        Director        Since 1992      Adjunct Professor of         25         Director (Trustee)
 (8/24/48)                                                      Finance, School of                      of various
                                                                Management -- Yale                      closed-end
                                                                University, 2/94 to                     investment companies
                                                                present; Editor,                        sponsored by
                                                                Journal of Portfolio                    BlackRock Financial
                                                                Management. Director                    Management. Director
                                                                (Trustee) of all of                     of BlackRock Funds
                                                                the mutual funds                        (47 funds).
                                                                within the Guardian
                                                                Fund Complex.
----------------------------------------------------------------------------------------------------------------------------
 Anne M. Goggin, Esq.           Director        Since 2004      Partner, Edwards and         25         None.
 (11/28/48)                                                     Angell, LLP, 4/04 to
                                                                8/04; Chief Counsel,
                                                                Metropolitan Life
                                                                Insurance Company,
                                                                6/00 to 12/03;
                                                                Senior Vice
                                                                President and
                                                                General Counsel, New
                                                                England Life
                                                                Insurance Company,
                                                                6/00 to 12/03;
                                                                Chairman, President
                                                                and Chief Executive
                                                                Officer, MetLife
                                                                Advisors LLC, 6/99
                                                                to 12/03; Chairman
                                                                of the Board,
                                                                Metropolitan Series
                                                                Fund, 1/02 to 12/03;
                                                                Chairman of the
                                                                Board, New England
                                                                Zenith Fund, 6/99 to
                                                                12/03. Director
                                                                (Trustee) of all of
                                                                the mutual funds
                                                                within the Guardian
                                                                Fund Complex.
----------------------------------------------------------------------------------------------------------------------------
 William W. Hewitt, Jr.         Director        Since 1989      Retired. Former              25         None.
 (7/28/28)                                                      Executive Vice
                                                                President, Shearson
                                                                Lehman Brothers,
                                                                Inc. Director
                                                                (Trustee) of all of
                                                                the mutual funds
                                                                within the Guardian
                                                                Fund Complex.
----------------------------------------------------------------------------------------------------------------------------



+ There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.


                                      B-8
                                                    THE GUARDIAN CASH FUND, INC.

----------------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF FUNDS
                                                                                           IN THE
                                                TERM OF OFFICE       PRINCIPAL         GUARDIAN FUND
  NAME, ADDRESS AND DATE OF        POSITION     AND LENGTH OF       OCCUPATIONS       COMPLEX OVERSEEN         OTHER
            BIRTH                 WITH FUND      TIME SERVED+   DURING PAST 5 YEARS     BY DIRECTOR        DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------

 Sidney I. Lirtzman, Ph.D.      Director        Since 1987      Emanuel Saxe                 25         Director, since 6/01
 (11/9/30)                                                      Professor of                            Youthstream, Inc.
 200 East 57th Street                                           Management 9/96 to                      Member, Advisory
 New York, New York 10022                                       present, City                           Board of Directors,
                                                                University of New                       New York City
                                                                York -- Baruch                          Independent Budget
                                                                College; Dean                           Office 5/98 to 5/01.
                                                                Emeritus of the
                                                                Zicklin School of
                                                                Business; Dean from
                                                                10/95 to 9/02;
                                                                Interim President
                                                                9/99 to 9/00.
                                                                President, Fairfield
                                                                Consulting
                                                                Associates, Inc.
                                                                Director (Trustee)
                                                                of all of the mutual
                                                                funds within the
                                                                Guardian Fund
                                                                Complex.
----------------------------------------------------------------------------------------------------------------------------

 Carl W. Schafer (1/16/36)      Director        Since 1996      President, Atlantic          25         Director (Trustee)
 66 Witherspoon Street, #1100                                   Foundation (a                           of various mutual
 Princeton, New Jersey 08542                                    private charitable                      funds sponsored by
                                                                foundation).                            UBS Global Asset
                                                                Director of Labor                       Management Inc.
                                                                Ready, Inc.                             (f/k/a Mitchell
                                                                (provider of                            Hutchins Asset
                                                                temporary labor) and                    Management, Inc. and
                                                                Frontier Oil                            UBS PaineWebber,
                                                                Corporation.                            Inc.), Harding
                                                                Director (Trustee)                      Loevner (4 funds)
                                                                of all of the mutual                    and Ell Realty
                                                                funds within the                        Securities Trust (2
                                                                Guardian Fund                           funds).
                                                                Complex.
----------------------------------------------------------------------------------------------------------------------------

 Robert G. Smith, Ph.D.         Director        Since 1982      Chairman and Chief           25         Governor
 (3/9/32)                                                       Executive Officer,                      appointments as
 132 East 72nd Street, Apt. #1                                  Smith Affiliated                        Director of New York
 New York, New York 10021                                       Capital Corp. since                     Health Care Reform
                                                                4/82. Director                          Act Charitable
                                                                (Trustee) of all of                     Organization and
                                                                the mutual funds                        Nassau County
                                                                within the Guardian                     Interim Finance
                                                                Fund Complex.                           Authority. Senior
                                                                                                        private member of
                                                                                                        the New York State
                                                                                                        Financial Control
                                                                                                        Board for New York
                                                                                                        City. Senior
                                                                                                        Director for the New
                                                                                                        York State
                                                                                                        Comptroller's
                                                                                                        Investment Advisory
                                                                                                        Committee for State
                                                                                                        Pension Funds
                                                                                                        (Common Fund).
----------------------------------------------------------------------------------------------------------------------------



+ There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.


STATEMENT OF ADDITIONAL INFORMATION

                                    OFFICERS



----------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF FUNDS
                                                                                                          IN THE
                                                 TERM OF OFFICE                                        GUARDIAN FUND
                                    POSITION     AND LENGTH OF         PRINCIPAL OCCUPATIONS         COMPLEX FOR WHICH
NAME, ADDRESS AND DATE OF BIRTH    WITH FUND      TIME SERVED+          DURING PAST 5 YEARS           OFFICER SERVES
----------------------------------------------------------------------------------------------------------------------
 Joseph A. Caruso (6/13/52)      Senior Vice     Since 1992      Director, The Guardian Life                25
                                 President and                   Insurance Company of America since
                                 Secretary                       1/05; Senior Vice President and
                                                                 Corporate Secretary, The Guardian
                                                                 Life Insurance Company of America
                                                                 since 1/01; Vice President and
                                                                 Corporate Secretary prior thereto.
                                                                 Director, Senior Vice President
                                                                 and Secretary, The Guardian
                                                                 Insurance & Annuity Company, Inc.
                                                                 Manager, Senior Vice President and
                                                                 Corporate Secretary, Guardian
                                                                 Investor Services LLC. Director,
                                                                 Senior Vice President and
                                                                 Secretary, Park Avenue Life
                                                                 Insurance Company; Manager, Park
                                                                 Avenue Securities LLC Senior Vice
                                                                 President and Secretary of
                                                                 Guardian Baillie Gifford Limited
                                                                 and all of the mutual funds within
                                                                 the Guardian Fund Complex.
                                                                 Director and officer of various
                                                                 Guardian Life subsidiaries.
----------------------------------------------------------------------------------------------------------------------
 Howard W. Chin (8/20/52)        Managing        Since 1997      Managing Director, The Guardian            15
                                 Director                        Life Insurance Company of America.
                                                                 Officer of various mutual funds
                                                                 within the Guardian Fund Complex.
----------------------------------------------------------------------------------------------------------------------
 Robert J. Crimmins, Jr.         Senior          Since 2003      Senior Director, The Guardian Life         15
 (12/4/60)                       Director                        Insurance Company of America since
                                                                 3/01. Assistant Vice President,
                                                                 Fixed Income Investments, prior
                                                                 thereto. Officer of various mutual
                                                                 funds with the Guardian Fund
                                                                 Complex.
----------------------------------------------------------------------------------------------------------------------
 Richard A. Cumiskey (8/14/60)   Chief           Since 2002      Second Vice President, Equity              25
                                 Compliance                      Administration and Oversight, The
                                 Officer                         Guardian Life Insurance Company of
                                                                 America since 1/01; Assistant Vice
                                                                 President, Equity Administration
                                                                 and Oversight prior thereto.
                                                                 Senior Vice President and Chief
                                                                 Compliance Officer of The Guardian
                                                                 Insurance & Annuity Company, Inc.
                                                                 and Guardian Investor Services LLC
                                                                 since 4/04; Second Vice President
                                                                 and Compliance Officer prior
                                                                 thereto. Chief Compliance Officer
                                                                 of all of the mutual funds within
                                                                 the Guardian Fund Complex.
----------------------------------------------------------------------------------------------------------------------
 Alexander M. Grant, Jr.         Managing        Since 1993      Managing Director, The Guardian            15
 (2/22/49)                       Director                        Life Insurance Company of America.
                                                                 Officer of various mutual funds
                                                                 within the Guardian Fund Complex.
----------------------------------------------------------------------------------------------------------------------
 Nydia Morrison (11/22/58)       Controller      Since 2003      Director, Mutual Fund Reporting,           25
                                                                 The Guardian Life Insurance
                                                                 Company of America since 5/04;
                                                                 Manager prior thereto. Officer of
                                                                 all of the mutual funds within the
                                                                 Guardian Fund Complex.
----------------------------------------------------------------------------------------------------------------------



+ There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.


                                      B-10
                                                    THE GUARDIAN CASH FUND, INC.

----------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF FUNDS
                                                                                                          IN THE
                                                 TERM OF OFFICE                                        GUARDIAN FUND
                                    POSITION     AND LENGTH OF         PRINCIPAL OCCUPATIONS         COMPLEX FOR WHICH
NAME, ADDRESS AND DATE OF BIRTH    WITH FUND      TIME SERVED+          DURING PAST 5 YEARS           OFFICER SERVES
----------------------------------------------------------------------------------------------------------------------
 Frank L. Pepe (3/26/42)         Vice President  Since 1995      Vice President and Equity                  25
                                 and Treasurer                   Controller, The Guardian Life
                                                                 Insurance Company of America.
                                                                 Senior Vice President and
                                                                 Controller, The Guardian Insurance
                                                                 & Annuity Company, Inc. since
                                                                 4/04; Vice President and
                                                                 Controller prior thereto. Senior
                                                                 Vice President and Controller,
                                                                 Guardian Investor Services LLC.
                                                                 Vice President and Treasurer of
                                                                 all of the mutual funds within the
                                                                 Guardian Fund Complex.
----------------------------------------------------------------------------------------------------------------------
 Richard T. Potter, Jr.          Vice President  Since 1992      Vice President and Equity Counsel,         25
 (7/20/54)                       and Counsel                     The Guardian Life Insurance
                                                                 Company of America. Senior Vice
                                                                 President and Counsel, The
                                                                 Guardian Insurance & Annuity
                                                                 Company, Inc. and Guardian
                                                                 Investor Services LLC since 4/04;
                                                                 Vice President and Counsel prior
                                                                 thereto. Vice President and
                                                                 Counsel of Park Avenue Securities
                                                                 LLC and all of the mutual funds
                                                                 within the Guardian Fund Complex.
----------------------------------------------------------------------------------------------------------------------
 Robert A. Reale (6/12/60)       Managing        Since 2001      Managing Director, The Guardian            25
                                 Director                        Life Insurance Company of America,
                                                                 The Guardian Insurance & Annuity
                                                                 Company, Inc. and Guardian
                                                                 Investor Services LLC since 3/01;
                                                                 Second Vice President 10/99 to
                                                                 2/01. Assistant Vice President,
                                                                 Metropolitan Life prior thereto.
                                                                 Officer of all of the mutual funds
                                                                 within the Guardian Fund Complex.
----------------------------------------------------------------------------------------------------------------------
 Thomas G. Sorell (3/3/55)       President       Since 2003      Executive Vice President and Chief         25
                                                                 Investment Officer, The Guardian
                                                                 Life Insurance Company of America
                                                                 since 1/03; Senior Managing
                                                                 Director, Fixed Income Securities
                                                                 since 3/00; Vice President, Fixed
                                                                 Income Securities prior thereto.
                                                                 Managing Director, Investments:
                                                                 Park Avenue Life Insurance
                                                                 Company. President of all of the
                                                                 mutual funds within the Guardian
                                                                 Fund Complex.
----------------------------------------------------------------------------------------------------------------------
 Donald P. Sullivan, Jr.         Vice President  Since 1995      Vice President, Equity                     25
 (12/24/54)                                                      Administration, The Guardian Life
                                                                 Insurance Company of America. Vice
                                                                 President, The Guardian Insurance
                                                                 & Annuity Company, Inc. and
                                                                 Guardian Investor Services LLC.
                                                                 Officer of all of the mutual funds
                                                                 within the Guardian Fund Complex.
----------------------------------------------------------------------------------------------------------------------

+ There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

The Guardian Fund Complex pays Disinterested Directors directors' fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all Funds in the Guardian Fund Complex based on assets. Board committee members also receive $2,000 per committee meeting. Directors who are interested persons, except Mr. Manning, receive the same fees, but they are paid by GIS. Mr. Manning receives no compensation for his services as a Fund Director. All officers of the Fund are employees of Guardian Life; they receive no compensation from the Fund. All of the Directors who are not "interested persons" of the Fund serve on the Audit Committee and the Nominating and Governance Committee of the Board of Directors.

Each Fund Director is also a director of The Guardian Variable Contract Funds, Inc., The Guardian Bond Fund, Inc. and GIAC Funds, Inc., and a trustee of The Park Avenue Portfolio. The Fund and the other Funds named in

STATEMENT OF ADDITIONAL INFORMATION
this paragraph are a "Fund Complex" for purposes of the federal securities laws. The following table provides information about the compensation paid by the Fund and the Guardian Fund Complex to the Fund's Directors for the year ended December 31, 2004. The Fund's officers and directors had an aggregate interest of less than 1% in the Fund's outstanding shares as of April 1, 2005.

                              COMPENSATION TABLE*

                                                                                                          Total
                                                                Accrued      Estimated             Compensation
                                     Aggregate               Pension or         Annual        from the Fund and
                                   Compensation     Retirement Benefits  Benefits Upon     Other Members of the
         Name and Title           from the Fund**      Paid by the Fund     Retirement  Guardian Fund Complex**
         --------------           ---------------   -------------------  -------------  -----------------------
Frank J. Fabozzi, Director......       $xxx                         N/A            N/A           $xxx
Anne M. Goggin..................        N/A                         N/A            N/A            N/A
William W. Hewitt, Jr.,
  Director......................       $xxx                         N/A            N/A           $xxx
Sidney I. Lirtzman, Director....       $xxx                         N/A            N/A           $xxx
Carl W. Schafer, Director.......       $xxx                         N/A            N/A           $xxx
Robert G. Smith, Director.......       $xxx                         N/A            N/A           $xxx

* Directors who are "interested persons" of the Fund are not compensated by the Fund, so information about their compensation is not included in this table.

** Includes compensation paid to attend meetings of the Board's Audit and Nominating and Governance Committees.

The following table sets forth the dollar range of equity securities in the Fund beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the Guardian Fund Complex as of December 31, 2004.

                         DIRECTOR SHARE OWNERSHIP TABLE

                                              Dollar Range of       Aggregate Dollar Range of Equity Securities
                                            Equity Securities in  in all Registered Investment Companies Overseen
             Name of Director                     the Fund           by Director in Guardian Fund Complex(25)
             ----------------               --------------------  -----------------------------------------------
Frank J. Fabozzi..........................                    $x                                             $xxx
Arthur V. Ferrara.........................                    $x                                             $xxx
Leo R. Futia..............................                    $x                                             $xxx
Anne M. Goggin............................                    $x                                             $xxx
William W. Hewitt, Jr. ...................                    $x                                             $xxx
Sidney I. Lirtzman........................                    $x                                             $xxx
Dennis J. Manning.........................                    $x                                             $xxx
Carl W. Schafer...........................                    $x                                             $xxx
Robert G. Smith...........................                    $x                                             $xxx

Because GIS is wholly owned by Guardian Life, a mutual insurance company, no Director owns any securities in GIS or any entity in a control relationship to GIS.

PORTFOLIO MANAGER
[To be completed.]

GUARDIAN LIFE AND OTHER FUND AFFILIATES
As of April 1, 2005, The Guardian Insurance & Annuity Company, Inc. ("GIAC") owned 100% of the Fund's outstanding shares. Such shares were allocated among separate accounts established by GIAC. GIAC is a wholly owned subsidiary of Guardian Life. The executive offices of GIAC and Guardian Life are located at 7 Hanover Square, New York, New York 10004.

INVESTMENT ADVISER
Under the investment advisory agreement between the Fund and Guardian Investor Services LLC ("GIS"), GIS furnishes investment advice and provides or pays for certain of the Fund's administrative costs. Among other things, GIS pays the fees and expenses of the Fund's Directors who are interested persons under the 1940 Act. Under the investment advisory agreement, GIS has also agreed to assume those operating expenses of the Fund (excluding interest charges and income, franchise and other taxes) which exceed one percent (1%) of the Fund's average daily net assets for any fiscal year. For the years ended December 31, 2002, December 31, 2003 and December 31, 2004, the ratio of operating expenses to average daily net assets of the Fund did not exceed 1%, so GIS was not obligated to assume any such expenses. From time to time, GIS may, at its discretion, assume certain of the Fund's ordinary operating expenses when they are less than 1% of average daily net assets.

                                      B-12
                                                    THE GUARDIAN CASH FUND, INC.

For the years ended December 31, 2002, 2003 and 2004 the Fund paid GIS
$2,439,219, $2,215,598 and $          respectively, under the investment
advisory agreement.

The investment advisory agreement between the Fund and GIS will continue in full force and effect from year to year so long as its continuance is specifically approved at least annually by vote of a majority of the Fund's outstanding voting shares, or by vote of the Fund's Board of Directors, including a majority of the Disinterested Directors who are not parties to the agreement, cast in person at a meeting called for that purpose. The agreement will terminate automatically upon its assignment, and may be terminated without penalty at any time by either party upon 60 days' written notice.

If the investment advisory agreement is terminated and it is not replaced by an agreement with another affiliate of Guardian Life, the Fund's continued use of the name "The Guardian Cash Fund, Inc." is subject to the approval of Guardian Life, because Guardian Life maintains the exclusive ownership interest of the service mark "The Guardian Cash Fund, Inc."

A service agreement between GIS and Guardian Life provides that Guardian Life will furnish the office space, clerical staff, services and facilities which GIS needs to perform under the investment advisory agreement. GIS's officers are salaried employees of Guardian Life; they receive no compensation from GIS. GIS reimburses Guardian Life for its expenses under the service agreement.

Matters Considered by the Board. In approving the continuation of the investment advisory agreement, the Board reviewed reports prepared by GIS, materials provided by counsel to the Disinterested Directors, as well as other information. The Board considered the nature and quality of the investment advisory services provided to the Fund by GIS under the investment advisory agreement and the personnel who provide these services, including the historical performance of the Fund compared to its peer group of similar investment companies. In addition, the Board considered the cooperation of management and the other services provided to the Fund by GIS, such as administrative services, fund accounting, assistance in meeting legal and regulatory requirements, and coordination of the Fund's other service providers as well as other services necessary for the Fund's operation.

The Board considered the fees paid to GIS for investment advisory services. In connection with its review of the fees paid to GIS, the Board reviewed information prepared by an independent source comparing the Fund's advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Funds and any economies of scale and fall-out benefits, as well as the continuing subsidy of GIS of certain Funds.

Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by GIS to the Fund and that the advisory fee rate was reasonable in relation to such services. The Disinterested Directors of the Fund were assisted by independent legal counsel in their deliberations.

PROXY VOTING POLICIES AND PROCEDURES
The Board of Directors of the Company has delegated the responsibility for voting proxies on behalf of the Fund to GIS, subject to the oversight of the Board. Pursuant to such delegation, GIS is authorized to vote proxies on behalf of the Fund in accordance with GIS's proxy voting policies and procedures, a description of which is attached as Appendix B to this SAI.

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company ("State Street Bank"), Custody Division, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Fund's assets. Portfolio securities purchased for the Fund outside of the U.S. are cleared through foreign depositories and are maintained in the custody of foreign banks and trust companies which are members of State Street Bank's Global Custody Network. State Street Bank is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

State Street Bank is also the Fund's transfer agent and dividend paying agent. As such, State Street Bank issues and redeems shares of the Fund and distributes dividends to the GIAC separate accounts which invest in the Fund's shares on behalf of GIAC's variable contract owners.

State Street Bank plays no part in formulating the investment policies of the Fund or in determining which portfolio securities are to be purchased or sold by the Fund.

LEGAL OPINIONS
The legality of the Fund shares described in the Prospectus has been passed upon by Shearman & Sterling, LLP, 599 Lexington Avenue, New York, NY 10022.

STATEMENT OF ADDITIONAL INFORMATION

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
The independent auditors of the Fund are Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116. Ernst & Young LLP audited and reported on the financial statements of the Fund which appear in the Fund's Annual Report to Shareholders for the year ended December 31, 2003. That Annual Report is incorporated by reference in this Statement of Additional Information.

                                      B-14
                                                    THE GUARDIAN CASH FUND, INC.

APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S INVESTORS SERVICE, INC.

P-1. Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2. Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

A-1. Issues in the A-1 category, which is the highest category, have a very strong degree of safety regarding timely payment. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2. Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as high as for issues designated 'A-1'.

DUFF & PHELPS, INC.

Duff 1+ Issues rated Duff 1+ have the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Issues rated Duff 1 have very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- Issues rated Duff 1- have high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2 Issues rated Duff 2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

FITCH INVESTORS SERVICES, INC.

F-1+ Issues rated F-1+ have exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Issues rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

F-2 Issues rated F-2 have good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the 'F-1+' and 'F-1' ratings.

DESCRIPTION OF CORPORATE BOND RATINGS
MOODY'S INVESTORS SERVICE, INC.

Aaa. Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the "Aaa"securities.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STATEMENT OF ADDITIONAL INFORMATION

STANDARD & POOR RATINGS GROUP

AAA. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated "AA" has a very strong capacity to pay interest and repay principal, and differs from the highest rated issues only in small degree.

Note: Standard & Poor's ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

USING THE RATINGS

These ratings represent the opinions of each respective rating agency as to the quality of the securities that they undertake to rate. It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. GIS will consider such an event in determining whether the Fund should continue to hold the obligation.

                                      B-16
                                                    THE GUARDIAN CASH FUND, INC.

APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES

GUARDIAN INVESTOR SERVICES LLC

INTRODUCTION

In its capacity as investment adviser to certain of the Funds, GIS has a fiduciary duty to the shareholders of the Funds to evaluate each company in which the Funds invest, in order to satisfy itself that the company meets certain management, financial and corporate governance standards. GIS believes that each investment should reflect a sound economic decision that benefits the shareholders of the Funds; thus, as a guiding principle, in voting proxies GIS seeks to maximize the shareholders' economic interests. Accordingly, these policies and procedures are designed to ensure that GIS votes proxies in the best interests of shareholders of the Funds, regardless of any relationship between GIS, or any affiliate of GIS, with the company soliciting the proxy.

These policies summarize the manner in which proxies will be voted on typical proxy proposals. Because proxy matters can vary greatly, however, these policies should be viewed as guidelines, which do not need to be strictly adhered to at all times. For example, under appropriate circumstances, GIS may choose to vote a proxy on a case-by-case basis, or, as described below, choose not to vote a proxy.

With limited exceptions, GIS intends to vote all proxies solicited by issuers. Such exceptions include but are not limited to situations when securities on loan must be recalled to facilitate proxy voting or, in the case of foreign securities, when travel or transfer restrictions may make it impracticable or too costly to vote.

PROXY VOTING SERVICE

GIS has retained the services of Institutional Shareholder Services ("ISS"), an independent proxy voting service, to act as its agent in voting proxies. ISS performs independent research on the management, financial condition and corporate governance policies of numerous companies, and makes voting recommendations. ISS votes proxies on GIS's behalf at shareholder meetings and is responsible for retaining copies of each proxy statement and maintaining records of how each proposal was voted.

GIS's investment management personnel are responsible for analyzing and evaluating each company held in each Fund's portfolio to ensure it is an appropriate investment. GIS recognizes that proxy voting is integral to the investment process and, accordingly, has developed customized instructions for ISS to follow based upon GIS's corporate governance philosophy and beliefs.

For certain proposals, GIS has instructed ISS to vote "for" or "against" the proposal in all cases. For other proposals, GIS has instructed ISS to vote on a "case-by-case" basis, along with ISS's recommendations, or to refer the proposal to GIS for consideration. In making "case-by-case" determinations, ISS has developed policies that involve an analysis of various factors relevant to the issuer and/or the proxy matter presented. After conducting its own evaluation of ISS's factors and policies, for certain proxy matters GIS has instructed ISS to make a voting determination based upon the ISS factors and policies. For other proxy matters, GIS has instructed ISS to consider additional factors that GIS considers relevant to the voting decision, or to vote in accordance with specific factors and policies provided by GIS. The policies and the factors considered in making "case-by-case" voting determinations are further detailed in the guidelines. For other proxy matters, ISS has been instructed to refer the proposal to GIS for specific voting instructions, for example, in the case of mergers and restructurings. Additionally, GIS may provide specific voting instructions when ISS has a conflict of interest with the issuer, as described below.

PROXY MATTERS

Shareholders are generally presented with two types of proposals: (1) Management proposals, which are presented by the board of directors of a company for shareholder approval, and (2) Shareholder proposals, which are presented by a shareholder or group of shareholders of a company. The following guidelines summarize GIS's position on typical proxy proposals.

Matters relating to the board of directors. GIS typically supports the election of directors, provided that a majority (at least two-thirds) of the board are "independent directors" and that key committees of the board of directors (audit, compensation or nominating committees) are comprised exclusively of independent directors. GIS considers a director to be "independent" if the director:

     - Has not been employed by the company or an affiliate in an executive capacity within the last 5 years;

     - Is not a member of the firm that is one of the company's paid advisors or consultants;

     - Is not employed by a significant customer or supplier;

     - Does not have a personal services contract with the company;

     - Is not a founder of the company and is not a current employee;

     - Does not have a family relationship to an employee of the company, whether by blood or marriage; and

     - Is not employed by a tax-exempt organization that receives significant contributions from the company.

STATEMENT OF ADDITIONAL INFORMATION

With respect to matters relating to the board of directors, GIS typically votes:

     - AGAINST the elimination of cumulative voting

     - AGAINST director age limits

     - AGAINST allowing the board to set its own size

     - AGAINST board classification

Other items related to the board of directors are considered on a CASE-BY-CASE basis.

Compensation related proposals. GIS generally approves of non-cash compensation of directors and executives, provided that the compensation is reasonable in relation to the performance of the company, and provided that the compensation does not cause dilution of shareholder interests. These proposals are usually voted on a CASE-BY-CASE basis; however, GIS usually votes:

     - FOR stock option proposals that are not reserving new shares

     - FOR cash bonus plans

     - AGAINST a stock option plan if the potential for dilution of shareholder interest is greater than 10%

     - AGAINST proposals for repricing of stock options

     - AGAINST a stock option plan if there is significant share availability under other plans

Capitalization related proposals. Management proposals often pertain to a change in a company's capital structure, such as the issuance of common or preferred stock, or a stock split. Generally, GIS votes on a CASE-BY-CASE basis proposals to increase authorized common or preferred stock. On other capitalization-related matters, GIS usually votes:

     - FOR stock splits

     - FOR adjustments to par value

     - FOR elimination of a class of common stock

     - FOR reduction in authorized common stock

     - AGAINST dual class structure

     - AGAINST the creation of "blank check" preferred stock

Other items related to capitalization are considered on a CASE-BY-CASE basis.

Corporate actions. Corporate actions typically include transactions involving the company, such as mergers, acquisitions, other business combinations, reincorporations and reorganizations. The details regarding these transactions vary widely, and therefore these proposals are typically voted on a CASE-BY-CASE basis. Usually, GIS votes FOR a change in the state of a company's organization if the new state has fewer anti-takeover provisions, and will vote FOR the formation of a holding company if significant anti-takeover provisions are not added.

Anti-takeover provisions. Anti-takeover provisions are typically in place to make it more difficult for an outside party to take over control of the company. Examples are shareholder rights plans ("poison pills"), fair price provisions, creation of "blank check" preferred stock, or creation of more than one class of shares having disparate voting rights. GIS usually votes AGAINST anti-takeover proposals, except that it usually votes:

     - FOR reduction of supermajority vote requirements

     - on a CASE-BY-CASE basis proposals related to shareholder rights plans

Routine matters. Certain matters are considered "routine" in that they generally do not affect the rights of shareholders. GIS typically votes WITH COMPANY MANAGEMENT on these types of issues, such as:

     - ratification of the company's auditors

     - changing date or location of annual meeting

     - changing the company name

     - amending the corporate purpose

Shareholder proposals. SEC rules permit shareholders to make proposals at a company's annual meeting, provided certain requirements are met. Typically, shareholder proposals concern economic, social and environmental issues, but they may also include corporate governance matters.

Corporate governance matters. Typically, GIS votes in favor of shareholder proposals related to corporate governance matters, for example:

     - FOR submitting a shareholder rights plan to shareholder vote

     - FOR confidential voting

     - FOR reducing supermajority vote requirement

     - FOR elimination or restriction of severance agreements, and submission to shareholder vote

     - FOR submitting preferred stock issuance to shareholder vote

                                      B-18
                                                    THE GUARDIAN CASH FUND, INC.

GIS will generally vote AGAINST the elimination of discretionary voting of unmarked proxies and will consider on a CASE-BY-CASE basis a proposal to amend the terms of an existing shareholder rights plan.

Social, political and environmental matters. Generally, on social, political and environmental matters, GIS will support the recommendations of a company's board of directors on these matters, as long as it believes that a company's management is acting in accordance with its fiduciary duty to protect shareholders' interests. If GIS believes that a company's management does not represent shareholders' best interests, it will vote on a case-by-case basis, but, with few exceptions, GIS will vote these proposals as management recommends.

Economic matters. With respect to general economic matters, GIS will consider each proposal on a CASE-BY-CASE basis.

CONFLICTS OF INTEREST

Sometimes a conflict of interest may arise in connection with the proxy voting process. For example, GIS may have a material conflict of interest due to a significant business relationship with the company or a business relationship with a third party that has a material interest in the outcome of the vote, or a GIS employee may have a personal conflict of interest due to a personal or familial relationship with someone at the company soliciting the proxy. Central to these proxy voting policies is GIS's philosophy that proxies should be voted only in the best interests of the shareholders of the Funds. Accordingly, these proxy voting policies are applied uniformly to avoid material conflicts of interest.

Guardian has taken certain measures to prevent economic or political incentives on the part of fund management or other Guardian business units to influence the outcome of a vote. GIS has centralized the proxy voting function with fund management and has created an information barrier between fund management and those other business units that may have inside or other information about a company, to prevent fund management from obtaining information that could have the potential to influence proxy voting decisions.

IF GIS identifies a potential material conflict of interest due to a business or personal relationship, it will refer the proposal to ISS to vote the proxy. If an occasion arises in which ISS is unable to vote a proxy due to its own conflict of interest, ISS will ask GIS to provide specific voting instructions. In such situations, GIS shall vote the proxy in accordance with these policies and procedures. In all other cases, ISS votes proxies on behalf of GIS and the Funds applying uniform policies.

If ISS is unable to vote a proxy due to a conflict and has referred it to GIS for voting instructions, and there is a potential material conflict of interest between the issuer and Guardian or a Guardian affiliate or employee, the proxy proposal will be referred to Guardian's Mutual Fund Oversight Committee. The Mutual Fund Oversight Committee will provide voting instructions on the proposal after consulting with the fund manager and taking into account all factors it deems relevant. If the Mutual Fund Oversight Committee believes a material conflict exists that cannot be resolved by the committee, it will refer the proposal to the Audit Committee of the Board of Directors/Trustees for guidance.

STATEMENT OF ADDITIONAL INFORMATION

THE GUARDIAN CASH FUND, INC.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

     Number               Description


      (a)       -- Articles of Incorporation(3)
      (b)       -- By-Laws(3)
      (c)       -- Not Applicable
      (d)       -- Investment Advisory Agreement(3)
      (e)(i)    -- Selected Dealers Agreement(1)
      (e)(ii)   -- Distribution Agreement(1)
      (f)       -- Not Applicable
      (g)       -- Custodian Agreement and Amendment to Custodian Agreement(3)
      (h)       -- Transfer Agency Agreement(3)
      (i)       -- Opinion and Consent of Counsel(5)
      (j)       -- Consent of Ernst & Young LLP*


      (k)       -- Not Applicable
      (l)       -- Letter from The Guardian Insurance & Annuity Company, Inc.
                     with respect to providing the initial capital for the Registrant(1)
      (m)       -- Not Applicable


      (n)       -- Not Applicable
      (o)       -- Reserved.
      (p)       -- Not applicable: the Fund is a money market fund.
      (q)       -- Powers of Attorney executed by a majority of the Board of
                     Directors and certain principal officers of the Fund(4)


-------------
(1) Incorporated by reference to Registrant's filing (Reg. No. 2-74905) of December 29, 1981.
(2) Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's registration statement on Form N-1A (Reg. No. 2-74905), filed via EDGAR on April 23, 1997.
(3) Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's registration statement on Form N-1A (Reg. No. 2-74905), filed via EDGAR on April 27, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's registration statement on Form N-1A (Reg. No. 2-74905), filed via EDGAR on April 30, 1999.


(5) Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's registration statement on Form N-1A (Reg. No. 2-74905), filed via EDGAR on April 26, 2004.



*     To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant




      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"). Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.




                                                                 Percentage of
                                   State of Incorporation      Voting Securities
        Name                          or Organization                Owned
        ----                       ----------------------      -----------------
The Guardian Insurance &                 Delaware                     100%
 Annuity Company, Inc.
  Guardian Investor Services LLC         Delaware                     100%
  Guardian Baillie Gifford Limited       Scotland                      51%
  Park Avenue Securities LLC             Delaware                     100%
   PAS Insurance Agency of
    Alabama, Inc.                        Alabama                      100%
   PAS Insurance Agency of
    Massachusetts, Inc.                  Massachusetts                100%
   PAS Insurance Agency of
    Hawaii, Inc.                         Hawaii                       100%

Berkshire Life Insurance
 Company of America                      Massachusetts                100%


Guardian Trust Company,                  Federal Savings
 FSB                                     Bank                         100%


Park Avenue Life Insurance
 Company                                 Delaware                     100%
 Family Service Life Insurance
  Company                                Texas                        100%
   Sentinel American Life
    Insurance Company                    Texas                        100%

Managed Dental Care, Inc.                California                   100%

Private Healthcare Systems, Inc.         Delaware               25% of Class A
                                                               14.75% of Class B

First Commonwealth, Inc.                 Delaware                     100%

 First Commonwealth Limited Health
  Services Corporation                   Illinois                     100%
 First Commonwealth Limited Health
  Services Corporation                   Wisconsin                    100%
 First Commonwealth of Illinois, Inc.    Illinois                     100%
 First Commonwealth Reinsurance Company  Arizona                      100%
 First Commonwealth of Missouri, Inc.    Missouri                     100%
 First Commonwealth Limited Health
  Service Corporation of Michigan        Michigan                     100%
 Smileage Dental Services, Inc.          Wisconsin                    100%


Managed DentalGuard, Inc.                New Jersey                   100%

Managed DentalGuard, Inc.                Texas                        100%

Innovative Underwriters, Inc.            New Jersey                   100%

Innovative Underwriters
  of Hawaii, Inc.                        Hawaii                       100%

The Guardian Tax-Exempt Fund             Massachusetts              86.71%
The Guardian Baillie Gifford
 International Growth Fund               Massachusetts              27.40%
The Guardian Investment Quality
 Bond Fund                               Massachusetts              30.51%
Baillie Gifford International
  Growth Fund                            Maryland                   11.75%
The Guardian Park Avenue Small
 Cap Fund                                Massachusetts              30.20%
The Guardian Baillie Gifford
 Emerging Markets Fund                   Massachusetts              50.20%
The Guardian High Yield Bond Fund        Massachusetts              81.69%
The Guardian Small Cap Stock Fund        Maryland                   61.56%
The Guardian VC Asset Allocation Fund    Maryland                   52.86%
The Guardian VC 500 Index Fund           Maryland                   48.15%
The Guardian VC High Yield Bond Fund     Maryland                   51.96%
The Guardian S&P 500 Index Fund          Massachusetts              12.47%
The Guardian Park Avenue Fund            Massachusetts              12.57%
Guardian UBS Large Cap Value Fund        Massachusetts              95.78%
Guardian UBS Small Cap Value Fund        Maryland                   97.53%
Guardian UBS VC Small Cap Value Fund     Maryland                   68.94%

Item 25. Indemnification

     Reference is made to Registrant's By-Laws, filed as Exhibit 3 to the Registration Statement on Form N-1A on April 23, 1997.


     The Registrant has agreed to indemnify the disinterested Directors of the Registrant under certain circumstances, including but not limited to, if a disinterested Director is called as a third-party witness in a legal proceeding by reason of his or her status as a Director of the Registrant.


Item 26. Business and Other Connections of Investment Adviser



         Guardian Investor Services LLC ("GIS") acts as the sole investment adviser for The Guardian Variable Contract Funds, Inc., The Guardian Cash Fund, Inc., The Guardian Bond Fund, Inc., and eleven of the thirteen series funds comprising The Park Avenue Portfolio, namely: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian S&P 500 Index Fund, The Guardian Investment Quality Bond Fund, The Guardian Low Duration Bond Fund, The Guardian Tax-Exempt Fund, The Guardian High Yield Bond Fund, The Guardian Asset Allocation Fund, The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund and one of the three series funds comprising GIAC Funds, Inc., namely The Guardian Small Cap Stock Fund. GIS is also the manager of Gabelli Capital Asset Fund. GIS's principal business address is 7 Hanover Square, New York, New York 10004. In addition, GIS is the distributor of The Park Avenue Portfolio and variable annuities and variable life insurance policies issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through certain of its separate accounts. These separate accounts are all unit investment trusts registered under the Investment Company Act of 1940, as amended.

      A list of GIS's officers and directors is set forth below, indicating the business, profession, vocation or employment of a substantial nature in which each person has been engaged during the past two fiscal years for his or her own account or in the capacity of director, officer, partner, or trustee, aside from any affiliation with the Registrant. Except where otherwise noted, the principal business address of each company is 7 Hanover Square, New York, New York 10004.


                                                  Other Substantial Business,
           Name      Position(s) with GIS     Profession, Vocation or Employment
           ----      ---------------------    ----------------------------------
Robert E. Broatch    Manager                  Executive Vice President & Chief
                                              Financial Officer, The Guardian
                                              Life Insurance Company of America
                                              since 7/02. Executive Vice
                                              President and Chief Financial
                                              Officer, GAB prior thereto.
                                              Director, The Guardian Insurance
                                              & Annuity Company, Inc.

Armand M. de Palo    Manager                  Executive Vice President and Chief
                                              Actuary The Guardian Life
                                              Insurance Company of America.
                                              Director, The Guardian Insurance &
                                              Annuity Company, Inc.

Gary B. Lenderink    Manager                  Executive Vice President, The
                                              Guardian Life Insurance Company of
                                              America. Director, The Guardian
                                              Insurance & Annuity Company, Inc.

Bruce C. Long        President and Manager    Executive Vice President, Equity,
                                              The Guardian Life Insurance
                                              Company of America. President and
                                              Director, the Guardian Insurance &
                                              Annuity Company, Inc.

Dennis J. Manning    Manager                  President & Chief Executive
                                              Officer, The Guardian Life
                                              Insurance Company of America since
                                              1/03; President & Chief Operating
                                              Officer, 1/02 to 12/02; Executive
                                              Vice President & Chief Operating
                                              Officer prior thereto. Director,
                                              The Guardian Insurance & Annuity
                                              Company, Inc.



Richard A. Cumiskey  Senior Vice President    Second Vice President, Equity
                     and Chief Compliance     Administration and Oversight, The
                     Officer                  Guardian Life Insurance Company
                                              of America; Senior Vice President
                                              and Chief  Compliance Officer, The
                                              Guardian Insurance and Annuity
                                              Company, Inc.  Officer of the
                                              Guardian-sponsored mutual funds.

Frank L. Pepe        Senior Vice President    Vice President and Equity
                     and Controller           Controller, The Guardian
                                              Life Insurance Company of America.
                                              Senior Vice President and
                                              Controller, The Guardian Insurance
                                              and Annuity Company, Inc. since
                                              2004; Vice President and
                                              Controller prior thereto.  Officer
                                              of the Guardian-sponsored mutual
                                              funds.

Richard T.           Senior Vice President    Vice President and Equity Counsel,
Potter, Jr.          and Counsel              The Guardian Life Insurance
                                              Company of America. Senior Vice
                                              President and Counsel, The
                                              Guardian Insurance and Annuity
                                              Company, Inc. since 2004; Vice
                                              President and Counsel prior
                                              thereto.  Officer of the
                                              Guardian-sponsored mutual funds.

Thomas G. Sorell     Executive Vice           Executive Vice President and Chief
                     President and Chief      Investment Officer, The Guardian
                     Investment Officer       Guardian Life Insurance Company
                                              of America since 2003.  Senior
                                              Managing Director, Investments,
                                              prior thereto.  Executive Vice
                                              President and Chief Investment
                                              Officer, The Guardian Insurance
                                              and Annuity Company, Inc.
                                              President of the
                                              Guardian-sponsored mutual funds.

Donald P. Sullivan   Senior Vice President    Vice President, The Guardian Life
                                              Insurance Company of America.
                                              Senior Vice President, The
                                              Guardian Insurance and Annuity
                                              Company, Inc. since 2004; Vice
                                              President prior thereto.

Peggy L. Coppola     Senior Vice President    Vice President, The Guardian Life
                                              Insurance Company of America.
                                              Senior Vice President, The
                                              Guardian Insurance and Annuity
                                              Company, Inc. since 2004; Vice
                                              President prior thereto.

Joseph A. Caruso     Manager, Senior          Director, Senior Vice President
                     Vice President and       and Corporate Secretary, The
                     Secretary                Guardian Life Insurance Company
                                              of America since 2005. Senior Vice
                                              President and Secretary prior
                                              thereto.  Director, Senior Vice
                                              President and Secretary, The
                                              Guardian Insurance and Annuity
                                              Company, Inc. Officer of the
                                              Guardian-sponsored mutual funds.



-----------

* Principal business address: 1 Greenside Row, Edinburgh EH1 3AN, Scotland.

Item 27. Principal Underwriters


         (a) GIS is the principal underwriter and distributor of the thirteen series funds comprising The Park Avenue Portfolio, namely: The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian S&P 500 Index Fund, The Guardian Cash Management Fund, The Guardian Investment Quality Bond Fund, The Guardian Low Duration Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Baillie Gifford International Growth Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian Asset Allocation Fund, The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund. In addition, GIS is the distributor of variable annuities and variable life insurance policies issued by GIAC through certain of its separate accounts. These separate accounts are registered as unit investment trusts under the Investment Company Act of 1940, as amended, and buy and sell shares of The Guardian Variable Contract Funds, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc. and GIAC Funds, Inc. on behalf of GIAC's variable contractowners.

      (b) The principal business address of the officers and managers of GIS listed below is 7 Hanover Square, New York, New York 10004.



                                 Position(s)                     Position(s)
       Name                   with Underwriter                 with Registrant
       -----                   ---------------                  -------------
Robert E. Broatch           Manager                               None
Armand M. de Palo           Manager                               None
Gary B. Lenderink           Manager                               None
Bruce C. Long               President & Manager                   None
Dennis J. Manning           Manager                               Chairman of the Board
Thomas G. Sorell            Executive Vice President and
                              Chief Investment Officer            President
Frank L. Pepe               Senior Vice President
                              and Controller                      Senior Vice President and
                                                                     Treasurer
Richard T. Potter, Jr.      Senior Vice President and             Senior Vice President
                            Counsel                                  and Counsel
Donald P. Sullivan, Jr.     Senior Vice President                 Vice President
Peggy L. Coppola            Senior Vice President                 None
Joseph A. Caruso            Manager, Senior Vice President        Senior Vice President
                              and Corporate Secretary                and Corporate Secretary



      (c) Not Applicable.

Item 28. Location of Accounts and Records


      Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the custodian and the transfer agent for the Registrant, the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. The Registrant's corporate records are maintained by the Registrant at 7 Hanover Square, New York, New York 10004.


Item 29. Management Services

      None.

Item 30. Undertakings

      Not applicable.

                                   SIGNATURES




Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, The Guardian Cash Fund, Inc. has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 25th day of February, 2005.





                                            THE GUARDIAN CASH FUND, INC.



                                            By /s/ THOMAS G. SORELL
                                               --------------------------------
                                                   Thomas G. Sorell
                                                   President



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/THOMAS G. SORELL                        President
--------------------------------------        (Principal Executive Officer)
  Thomas G. Sorell


/s/FRANK L. PEPE*                          Vice President and Treasurer
--------------------------------------        (Principal Financial and
  Frank L. Pepe                                Accounting Officer)

/s/FRANK J. FABOZZI*                       Director
--------------------------------------
  Frank J. Fabozzi

/s/ARTHUR V. FERRARA*                      Director
--------------------------------------
  Arthur V. Ferrara

/s/LEO R. FUTIA*                           Director
--------------------------------------
  Leo R. Futia


                                           Director
--------------------------------------
  Anne M. Goggin


/s/WILLIAM W. HEWITT, JR.*                 Director
--------------------------------------
  William W. Hewitt, Jr.

/s/SIDNEY I. LIRTZMAN*                     Director
--------------------------------------
  Sidney I. Lirtzman


                                           Director
--------------------------------------
  Dennis J. Manning


/s/CARL W. SCHAFER*                        Director
--------------------------------------
  Carl W. Schafer

/s/ROBERT G. SMITH*                        Director
--------------------------------------
  Robert G. Smith



*By /s/ FRANK L. PEPE                                    Date: February 25, 2005
----------------------------------------
       Frank L. Pepe
Pursuant to a Power of Attorney